GOODWILL AND OTHER INTANGIBLE ASSETS - Amortization of Debt Financing Costs and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		9 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Successor
Amortization [Line Items]
Amortization of other intangible assets	$ 6,720	$ 32,617	$ 28,258
Amortization of debt financing costs	1,165	4,224	3,812
Predecessor
Amortization [Line Items]
Amortization of other intangible assets				4,572
Amortization of debt financing costs				$ 985